Debt, Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Summary of Changes in Financial Position
Changes in financial position during the period were as follows:

(€ million)	June 30, 2021	December 31, 2020
Long-term debt	17,935	19,745
Short-term debt and current portion of long-term debt	2,225	2,767
Interest rate and currency derivatives used to manage debt	70	119
Total debt	20,230	22,631
Cash and cash equivalents	(9,722)	(13,915)
Interest rate and currency derivatives used to manage cash and cash equivalents	(41)	74
Net debt (a)	10,467	8,790
(a)Net debt does not include lease liabilities, which amounted to €1,489 million as of June 30, 2021 and €1,163 million as of December 31, 2020.

Summary of Reconciliation of Carrying Amount to Value on Redemption
A reconciliation of the carrying amount of net debt in the balance sheet to value on redemption as of June 30, 2021 is shown below:

(€ million)				Value on redemption
	Carrying amount at June 30, 2021	Amortized cost	Adjustment to debt measured at fair value	June 30, 2021	December 31, 2020
Long-term debt	17,935	64	(15)	17,984	19,794
Short-term debt and current portion of long-term debt	2,225	(2)	2	2,225	2,767
Interest rate and currency derivatives used to manage debt	70	—	17	87	142
Total debt	20,230	62	4	20,296	22,703
Cash and cash equivalents	(9,722)	—	—	(9,722)	(13,915)
Interest rate and currency derivatives used to manage cash and cash equivalents	(41)	—	—	(41)	74
Net debt (a)	10,467	62	4	10,533	8,862
(a)Net debt does not include lease liabilities, which amounted to €1,489 million as of June 30, 2021 and €1,163 million as of December 31, 2020.

Summary of Debt by Type Valuation of Redemption	The table below shows an analysis of net debt by type, at value on redemption:

(€ million)	June 30, 2021			December 31, 2020
	non-current	current	Total	non-current	current	Total
Bond issues	17,897	1,938	19,835	19,698	2,280	21,978
Other bank borrowings	87	133	220	96	200	296
Other borrowings	—	2	2	—	2	2
Bank credit balances	—	152	152	—	285	285
Interest rate and currency derivatives used to manage debt	—	87	87	57	85	142
Total debt	17,984	2,312	20,296	19,851	2,852	22,703
Cash and cash equivalents	—	(9,722)	(9,722)	—	(13,915)	(13,915)
Interest rate and currency derivatives used to manage cash and cash equivalents	—	(41)	(41)	6	68	74
Net debt	17,984	(7,451)	10,533	19,857	(10,995)	8,862

Summary of Market Value of Net Debt
The market value of Sanofi’s debt, net of cash and cash equivalents and derivatives and excluding accrued interest, is as follows:

(€ million)	June 30, 2021	December 31, 2020
Market value	11,811	10,500
Value on redemption	10,533	8,862